TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY (Tables)	12 Months Ended
Dec. 31, 2018
TAXES PAYABLE AND INCOME TAX AND SOCIAL CONTRIBUTIONS - LIABILITY
Schedule of taxes payable

	12/31/2018	12/31/2017
Current liabilities:
PASEP/ COFINS	778,966	512,227
IRRF/ CSRF	274,499	252,601
ICMS	62,431	127,901
INSS/ FGTS	77,996	93,910
PAES/ REFIS	22,566	35,960
ISS	12,424	28,491
Others	48,169	122,229
Total	1,277,051	1,173,317

	12/31/2018	12/31/2017
Non-current liabilities
PAES / REFIS	207,673	210,850
PASEP / COFINS	14,283	33,087
Deferred PASEP/ COFINS	16,170	65,588
Others	10,456	17,002
Total	248,582	326,527

Schedule of income tax and social contributions payable

	12/31/2018	12/31/2017
Current liabilities:
Current Income Tax	2,031,674	1,075,786
Current Social Contribution	921,398	422,432
	2,953,072	1,498,218

Schedule of reconciliation of expense with income tax and social contributions

	12/31/2018		12/31/2017 (Reclassified)
	IRPJ	CSLL	IRPJ	CSLL
Earnings before IRPJ and CSLL	14,743,240	14,743,240	2,957,864	2,957,864
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively	(3,685,810)	(1,326,892)	(739,466)	(266,208)
Effects of additions and exclusions:
Revenue from dividends	16,073	5,786	10,012	3,604
Equity method investments	346,213	124,637	673,043	242,295
Utilization of tax loss carryforward not previously recognized	405,337	179,447	359,767	131,429
Tax credits recognized due to achievement of recoverability threshold	433,571	156,086	—	—
Deferred taxes not recognized/written off (24.8)	829,816	298,249	(1,714,988)	(617,395)
Tax incentives - SUDENE (24.4)	435,279	—	412,143	—
Grants	(2,123)	(764)	(24,725)	(8,901)
Adjustment of Law No. 12.973/2014	(205,656)	(74,036)	182,345	65,644
Other additions and exclusions	(271,159)	(147,771)	(92,723)	(126,510)
Total expenses of IRPJ and CSLL	(1,698,459)	(785,259)	(934,592)	(576,041)
Effective rate	11.52%	5.33%	31.60%	19.47%